Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Share [Text Block]
21—EARNINGS (LOSS) PER SHARE

A reconciliation of the numerators and denominators of the basic and diluted EPS calculations for the years ended December 31, 2012, 2011 and 2010 is as follows:

	For the year ended Dec. 31, 2012			For the year ended Dec. 31, 2011			For the year ended Dec. 31, 2010
	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount
Basic EPS
Income (loss) available to common Shareholders	(7,475,490)	17,556,395	(0.43)	(938,636)	13,345,004	(0.07)	(12,717,105)	13,008,401	(0.98)

Effect of dilutive securities:
Stock options only in the money		-			-			-

Diluted EPS
Income (Loss) available to common shareholders, including assumed Conversions	(7,475,490)	17,556,395	(0.43)	(938,636)	13,345,004	(0.07)	(12,717,105)	13,008,401	(0.98)

The effects of dilutive securities, representing a number of shares of 388,256, 8,981 and 85,834 for the years ended December 31, 2012, 2011 and 2010 respectively, were excluded from the calculation of earnings per share as a net loss was reported in these periods.